Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Significant Accounting Policies [Line Items]
Net as of March 31, 2019 and 2020
Kayser Myanmar [Member]
Significant Accounting Policies [Line Items]
Gross as of April 1, 2018, March 31, 2019 and 2020	77	$ 77	$ 77
Accumulated impairment loss as of April 1, 2018
Impairment losses during the year ended March 31, 2019		(77)
Accumulated impairment loss as at March 31, 2019 and 2020	(77)	(77)
Net as of March 31, 2019 and 2020